Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at janus.com/info. You can also get this information at no cost by calling a Janus representative at 1-877-335-2687 or by sending an email request to prospectusrequest@janus.com.	[PERKINS LOGO]

Summary Prospectus dated October 28, 2010
Perkins Small Cap Value Fund
(closed to new investors)

Ticker:	JSIVX	Class L Shares

INVESTMENT OBJECTIVE

Perkins Small Cap Value Fund seeks capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class L

Management Fees (may adjust up or down)	0.79%
Other Expenses	0.27%
Total Annual Fund Operating Expenses(1)	1.06%

(1)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, administrative fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to 0.96% until at least November 1, 2011. The contractual waiver may be terminated or modified at any time prior to this date only at the discretion of the Board of Trustees.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L Shares	$108	$337	$585	$1,294

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing primarily in the common stocks of small companies whose stock prices are believed to be undervalued by the Fund’s portfolio managers. The Fund invests, under normal circumstances, at least 80% of its assets in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000® Value Index. This average is updated monthly. The market capitalizations within the index will vary, but as of June 30, 2010, they ranged from approximately $49 million to $2.2 billion.

The Fund’s securities selection focuses on companies that are out of favor with markets or have not yet been discovered by the broader investment community.

The Fund’s portfolio managers generally look for companies with:

•	a low price relative to their assets, earnings, cash flow, or business franchise

1 ï Perkins Small Cap Value Fund

•	products and services that give them a competitive advantage
•	quality balance sheets and strong management

The portfolio managers’ philosophy is to weigh a security’s downside risk before considering its upside potential, which may help provide an element of capital preservation.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Small-Sized Companies Risk. The Fund’s investments in securities issued by small-sized companies, which tend to be smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The performance shown for periods following April 21, 2003, reflects the fees and expenses of Class L Shares (formerly named Institutional Shares), net of any fee and expense limitations or waivers. For the periods prior to April 21, 2003, the performance shown for Class L Shares reflects the historical performance of Berger Small Cap Value Fund – Institutional Shares (as a result of a prior reorganization of Berger Small Cap Value Fund – Institutional Shares into the Fund’s Class L Shares).

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

2 ï Janus Investment Fund

Annual Total Returns for Class L Shares (calendar year-end)

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
27.16%	20.42%	−15.33%	37.18%	13.80%	9.14%	12.57%	3.21%	−21.63%	36.91%

Best Quarter: Fourth Quarter 2001 24.78% Worst Quarter: Third Quarter 2002 −22.47%

The Fund’s year-to-date return as of the calendar quarter ended September 30, 2010 was 7.17%.

Average Annual Total Returns (periods ended 12/31/09)
	1 Year	5 Years	10 Years
Class L Shares

Return Before Taxes	36.91%	6.35%	10.66%

Return After Taxes on Distributions	36.81%	3.95%	8.42%

Return After Taxes on Distributions and Sale of Fund Shares(1)	24.08%	4.77%	8.56%

Russell 2000® Value Index	20.58%	−0.01%	8.27%
(reflects no deduction for expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s Class L Shares (formerly named Institutional Shares) for the period April 21, 2003 to December 31, 2009; and for Berger Small Cap Value Fund – Institutional Shares for periods prior to April 21, 2003. If Class L Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Investment Subadviser: Perkins Investment Management LLC

Portfolio Managers: Robert H. Perkins is Co-Portfolio Manager of the Fund, which he has co-managed since inception. Todd H. Perkins is Co-Portfolio Manager of the Fund, which he has co-managed since February 2004. Justin Tugman, CFA, is Co-Portfolio Manager of the Fund, which he has co-managed since March 2009.

PURCHASE AND SALE OF FUND SHARES

Minimum Investment Requirements
Class L Shares of the Fund are designed for pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals and financial intermediaries who are willing to maintain a minimum account balance of $250,000.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for

3 ï Perkins Small Cap Value Fund

information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

TAX INFORMATION

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

4 ï Janus Investment Fund

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at janus.com/info. You can also get this information at no cost by calling a Janus representative at 1-877-335-2687 or by sending an email request to prospectusrequest@janus.com.	[PERKINS LOGO]

Summary Prospectus dated October 28, 2010
Perkins Small Cap Value Fund
(closed to new investors)

Ticker:	JDSAX	Class A Shares	JISCX	Class S Shares	JDSRX	Class R Shares
	JCSCX	Class C Shares	JSCOX	Class I Shares	JSCVX	Class T Shares

INVESTMENT OBJECTIVE

Perkins Small Cap Value Fund seeks capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund. For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 47 of the Fund’s Prospectus and in the “Purchases” section on page 76 of the Fund’s Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)	Class A	Class C	Class S	Class I	Class R	Class T

Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	1.00%	None	None	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class S	Class I	Class R	Class T

Management Fees (may adjust up or down)	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%
Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	None	0.50%	None
Other Expenses	0.17%	0.17%	0.28%	0.06%	0.28%	0.27%
Total Annual Fund Operating Expenses(1)	1.21%	1.96%	1.32%	0.85%	1.57%	1.06%

(1)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, the distribution and shareholder servicing fees (applicable to Class A Shares, Class C Shares, Class S Shares, and Class R Shares), administrative services fees payable pursuant to the Transfer Agency Agreement (applicable to Class S Shares, Class R Shares, and Class T Shares), brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to 0.96% until at least November 1, 2011. The contractual waiver may be terminated or modified at any time prior to this date only at the discretion of the Board of Trustees.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If Shares are redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$691	$937	$1,202	$1,957
Class C Shares	$299	$615	$1,057	$2,285
Class S Shares	$134	$418	$723	$1,590
Class I Shares	$87	$271	$471	$1,049
Class R Shares	$160	$496	$855	$1,867
Class T Shares	$108	$337	$585	$1,294

1 ï Perkins Small Cap Value Fund

If Shares are not redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$691	$937	$1,202	$1,957
Class C Shares	$199	$615	$1,057	$2,285
Class S Shares	$134	$418	$723	$1,590
Class I Shares	$87	$271	$471	$1,049
Class R Shares	$160	$496	$855	$1,867
Class T Shares	$108	$337	$585	$1,294

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing primarily in the common stocks of small companies whose stock prices are believed to be undervalued by the Fund’s portfolio managers. The Fund invests, under normal circumstances, at least 80% of its assets in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000® Value Index. This average is updated monthly. The market capitalizations within the index will vary, but as of June 30, 2010, they ranged from approximately $49 million to $2.2 billion.

The Fund’s securities selection focuses on companies that are out of favor with markets or have not yet been discovered by the broader investment community.

The Fund’s portfolio managers generally look for companies with:

•	a low price relative to their assets, earnings, cash flow, or business franchise
•	products and services that give them a competitive advantage
•	quality balance sheets and strong management

The portfolio managers’ philosophy is to weigh a security’s downside risk before considering its upside potential, which may help provide an element of capital preservation.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Small-Sized Companies Risk. The Fund’s investments in securities issued by small-sized companies, which tend to be smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

2 ï Janus Investment Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund commenced operations on July 6, 2009.

•	The performance shown for Class T Shares for periods following April 21, 2003, reflects the fees and expenses of Class T Shares in effect during the periods shown, net of any fee and expense limitations or waivers. For the periods prior to April 21, 2003, the performance shown for Class T Shares reflects the historical performance of Berger Small Cap Value Fund – Investor Shares (as result of a prior reorganization of Berger Small Cap Value Fund – Investor Shares into the Fund’s former Class J Shares).

•	The performance shown for Class A Shares, Class C Shares, Class S Shares, and Class R Shares reflects the performance of the Fund’s Class J Shares (formerly named Investor Shares) from April 21, 2003 to July 6, 2009, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers. For periods prior to April 21, 2003, the performance shown for Class A Shares, Class C Shares, Class S Shares, and Class R Shares reflects the historical performance of Berger Small Cap Value Fund – Investor Shares (as result of a prior reorganization of Berger Small Cap Value Fund – Investor Shares into the Fund’s former Class J Shares), calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.

•	The performance shown for Class I Shares reflects the performance of the Fund’s Class J Shares (formerly named Investor Shares) from April 21, 2003 to July 6, 2009, calculated using the fees and expenses of Class J Shares, without the effect of any fee and expense limitations or waivers. For the periods prior to April 21, 2003, the performance shown for Class I Shares reflects the historical performance of Berger Small Cap Value Fund – Investor Shares (as result of a prior reorganization of Berger Small Cap Value Fund – Investor Shares into the Fund’s former Class J Shares), calculated using the fees and expenses of Class J Shares, without the effect of any fee and expense limitations or waivers.

If Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown for each respective share class may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares reflects the fees and expenses of each respective share class, net of any fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

3 ï Perkins Small Cap Value Fund

Annual Total Returns for Class T Shares (calendar year-end)

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
26.82%	20.05%	−15.59%	36.78%	13.57%	8.90%	12.37%	2.97%	−21.79%	36.59%

Best Quarter: Fourth Quarter 2001 24.60% Worst Quarter: Third Quarter 2002 −22.57%

The Fund’s year-to-date return as of the calendar quarter ended September 30, 2010 was 6.98%.

Average Annual Total Returns (periods ended 12/31/09)
	1 Year	5 Years	10 Years
Class T Shares

Return Before Taxes	36.59%	6.12%	10.39%

Return After Taxes on Distributions	36.53%	3.75%	8.21%

Return After Taxes on Distributions and Sale of Fund Shares(1)	23.84%	4.60%	8.35%

Russell 2000® Value Index	20.58%	−0.01%	8.27%
(reflects no deduction for expenses, fees, or taxes)

Class A Shares

Return Before Taxes(2)	28.40%	4.58%	9.46%

Russell 2000® Value Index	20.58%	−0.01%	8.27%
(reflects no deduction for expenses, fees, or taxes)

Class C Shares

Return Before Taxes(3)	33.24%	5.09%	9.35%

Russell 2000® Value Index	20.58%	−0.01%	8.27%
(reflects no deduction for expenses, fees, or taxes)

Class S Shares

Return Before Taxes	36.19%	5.87%	10.16%

Russell 2000® Value Index	20.58%	−0.01%	8.27%
(reflects no deduction for expenses, fees, or taxes)

Class I Shares

Return Before Taxes	36.59%	6.12%	10.39%

Russell 2000® Value Index	20.58%	−0.01%	8.27%
(reflects no deduction for expenses, fees, or taxes)

Class R Shares

Return Before Taxes	35.62%	5.60%	9.88%

Russell 2000® Value Index	20.58%	−0.01%	8.27%
(reflects no deduction for expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
(2)	Calculated assuming maximum permitted sales loads.
(3)	The one year return is calculated to include the contingent deferred sales charge.

After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares) for the periods following April 21, 2003; and for Berger Small Cap Value Fund – Investor Shares for periods prior to April 21, 2003.

4 ï Janus Investment Fund

If Class T Shares of the Fund had been available during the periods prior to April 21, 2003, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Investment Subadviser: Perkins Investment Management LLC

Portfolio Managers: Robert H. Perkins is Co-Portfolio Manager of the Fund, which he has co-managed since inception. Todd H. Perkins is Co-Portfolio Manager of the Fund, which he has co-managed since February 2004. Justin Tugman, CFA, is Co-Portfolio Manager of the Fund, which he has co-managed since March 2009.

PURCHASE AND SALE OF FUND SHARES

Minimum Investment Requirements*

Class A Shares, Class C Shares**, Class S Shares, Class R Shares, and Class T Shares
Non-retirement accounts	$2,500

Certain tax-deferred accounts or UGMA/UTMA accounts	$500

Class I Shares

Institutional investors (investing directly with Janus)	$1,000,000

Through an intermediary institution
• non-retirement accounts	$2,500
• certain tax-deferred accounts or UGMA/UTMA accounts	$500

*	Exceptions to these minimums may apply for certain tax-deferred, tax-qualified and retirement plans, and accounts held through certain wrap programs.
**	The maximum purchase in Class C Shares is $500,000 for any single purchase. The sales charge and expense structure of Class A Shares may be more advantageous for investors purchasing more than $500,000 of Fund shares.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. Class I Shares may be purchased directly by certain institutional investors. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

TAX INFORMATION

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

5 ï Perkins Small Cap Value Fund

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at janus.com/reports. You can also get this information at no cost by calling a Janus representative at 1-800-525-3713 or by sending an email request to prospectusorder@janus.com.	[PERKINS LOGO]

Summary Prospectus dated October 28, 2010
Perkins Small Cap Value Fund
(closed to new investors)

Ticker:	JNPSX	Class D Shares

INVESTMENT OBJECTIVE

Perkins Small Cap Value Fund seeks capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D

Management Fees (may adjust up or down)	0.79%
Other Expenses	0.17%
Total Annual Fund Operating Expenses(1)	0.96%

(1)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, administrative fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to 0.96% until at least November 1, 2011. The contractual waiver may be terminated or modified at any time prior to this date only at the discretion of the Board of Trustees.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class D Shares	$98	$306	$531	$1,178

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing primarily in the common stocks of small companies whose stock prices are believed to be undervalued by the Fund’s portfolio managers. The Fund invests, under normal circumstances, at least 80% of its assets in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000® Value Index. This average is updated monthly. The market capitalizations within the index will vary, but as of June 30, 2010, they ranged from approximately $49 million to $2.2 billion.

The Fund’s securities selection focuses on companies that are out of favor with markets or have not yet been discovered by the broader investment community.

The Fund’s portfolio managers generally look for companies with:

•	a low price relative to their assets, earnings, cash flow, or business franchise

1 ï Perkins Small Cap Value Fund

•	products and services that give them a competitive advantage
•	quality balance sheets and strong management

The portfolio managers’ philosophy is to weigh a security’s downside risk before considering its upside potential, which may help provide an element of capital preservation.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Small-Sized Companies Risk. The Fund’s investments in securities issued by small-sized companies, which tend to be smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares. The performance shown for Class D Shares for periods prior to December 31, 2009, reflects the performance of the Fund’s former Class J Shares (formerly named Investor Shares). For the periods prior to April 21, 2003, the performance shown for Class D Shares reflects the historical performance of Berger Small Cap Value Fund – Investor Shares (as a result of a prior reorganization of Berger Small Cap Value Fund – Investor Shares into the Fund’s Class J Shares). If Class D Shares of the Fund had been available during periods prior to December 31, 2009, the performance shown may have been different.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.

2 ï Janus Investment Fund

Annual Total Returns for Class D Shares (calendar year-end)

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
26.82%	20.05%	−15.59%	36.78%	13.57%	8.90%	12.37%	2.97%	−21.79%	36.59%

Best Quarter: Fourth Quarter 2001 24.60% Worst Quarter: Third Quarter 2002 −22.57%

The Fund’s year-to-date return as of the calendar quarter ended September 30, 2010 was 7.02%.

Average Annual Total Returns (periods ended 12/31/09)
	1 Year	5 Years	10 Years
Class D Shares

Return Before Taxes	36.59%	6.12%	10.39%

Return After Taxes on Distributions	36.53%	3.75%	8.21%

Return After Taxes on Distributions and Sale of Fund Shares(1)	23.84%	4.60%	8.35%

Russell 2000® Value Index	20.58%	−0.01%	8.27%
(reflects no deduction for expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s Class J Shares (formerly named Investor Shares) for the period April 21, 2003 to December 31, 2009; and for Berger Small Cap Value Fund − Investor Shares for periods prior to April 21, 2003. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

3 ï Perkins Small Cap Value Fund

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Investment Subadviser: Perkins Investment Management LLC

Portfolio Managers: Robert H. Perkins is Co-Portfolio Manager of the Fund, which he has co-managed since inception. Todd H. Perkins is Co-Portfolio Manager of the Fund, which he has co-managed since February 2004. Justin Tugman, CFA, is Co-Portfolio Manager of the Fund, which he has co-managed since March 2009.

PURCHASE AND SALE OF FUND SHARES

Minimum Investment Requirements
To open a new regular Fund account	$2,500

To open a new UGMA/UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $100 per month	$500

To add to any existing type of Fund account	$100

You may generally purchase, exchange, or redeem Fund Shares on any business day by written request, wire transfer, telephone, and in most cases, online at janus.com/individual. You may conduct transactions by mail (Janus, P.O. Box 173375, Denver, CO 80217-3375), or by telephone at 1-800-525-3713. Purchase, exchange, or redemption requests must be received in good order by the Fund or its agents prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “To Open an Account or Buy Shares,” “To Exchange Shares,” and/or “To Sell Shares” in the Prospectus.

TAX INFORMATION

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

With respect to certain other classes of shares, the Fund and its related companies may pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.

4 ï Janus Investment Fund